Pensions - Changes in value of net pension (assets)/liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions
Balance at beginning of year	£ 355	£ (263)
Currency translation and other adjustments	(9)	(4)
Net interest expense	10
Current service cost	193
Past service cost	15
Gain on curtailments or settlements	(10)
Income statement	188	308
Return on plan assets excluding recognised interest income	(3,556)	2,090	£ (1,728)	£ (9,254)	£ 458
Experience gains and losses	(279)	81	93	(794)	(258)
Effect of changes in actuarial financial assumptions	6,189
Effect of changes in actuarial demographic assumptions	(482)
Asset ceiling adjustments	(1,730)
Statement of comprehensive income	142	1,967
Contributions by employer	(473)	(2,363)
Liabilities extinguished upon settlement	(6)
Balance at end of year	495	355	(263)
Main Scheme
Pensions
Current service cost	140
Past service cost	13
Income statement	153	191
Return on plan assets excluding recognised interest income	(3,021)	1,891	(1,580)	(8,562)	415
Experience gains and losses	(275)	122	107	£ (658)	£ (233)
Effect of changes in actuarial financial assumptions	5,565
Effect of changes in actuarial demographic assumptions	(465)
Asset ceiling adjustments	(1,696)
Statement of comprehensive income	108	2,027
Contributions by employer	(261)	(2,218)
Expected contributions to scheme in 2020	247
Maximum expected additional contributions to scheme in 2020	500
Fair value of plan assets
Pensions
Balance at beginning of year	(48,752)	(49,746)
Currency translation and other adjustments	85	(20)
Net interest expense	(1,374)
Income statement	(1,374)	(1,242)
Return on plan assets excluding recognised interest income	(3,556)
Statement of comprehensive income	(3,556)	2,090
Contributions by employer	(473)	(2,363)
Contributions by plan participants and other scheme members	(15)	(12)
Liabilities extinguished upon settlement	188	259
Benefits paid	1,972	2,282
Balance at end of year	(51,925)	(48,752)	(49,746)
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year	(43,806)	(44,652)
Net interest expense	(1,245)
Income statement	(1,245)	(1,123)
Return on plan assets excluding recognised interest income	(3,021)
Statement of comprehensive income	(3,021)	1,891
Contributions by employer	(261)	(2,218)
Contributions by plan participants and other scheme members	(10)	(7)
Transfer of pension assets and liabilities from Main section		(276)
Benefits paid	1,788	2,027
Balance at end of year	(46,555)	(43,806)	(44,652)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	39,607	42,378
Currency translation and other adjustments	(76)	17
Net interest expense	1,109
Current service cost	193
Past service cost	15
Gain on curtailments or settlements	(10)
Income statement	1,307	1,371
Experience gains and losses	(279)
Effect of changes in actuarial financial assumptions	6,189
Effect of changes in actuarial demographic assumptions	(482)
Statement of comprehensive income	5,428	(1,630)
Contributions by plan participants and other scheme members	15	12
Liabilities extinguished upon settlement	(194)	(259)
Benefits paid	(1,972)	(2,282)
Balance at end of year	44,115	39,607	42,378
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year	35,466	37,937
Net interest expense	1,003
Current service cost	140
Past service cost	13
Income statement	1,156	1,143
Experience gains and losses	(275)
Effect of changes in actuarial financial assumptions	5,565
Effect of changes in actuarial demographic assumptions	(465)
Statement of comprehensive income	4,825	(1,396)
Contributions by plan participants and other scheme members	10	7
Transfer of pension assets and liabilities from Main section		(198)
Benefits paid	(1,788)	(2,027)
Balance at end of year	39,669	35,466	37,937
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	8,790	7,105
Currency translation and other adjustments		1
Net interest expense	255
Income statement	255	179
Asset ceiling adjustments	(1,730)
Statement of comprehensive income	1,730	(1,507)
Balance at end of year	7,315	8,790	7,105
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year	8,340	6,715
Net interest expense	242
Income statement	242	171
Asset ceiling adjustments	1,696
Statement of comprehensive income	1,696	1,532
Transfer of pension assets and liabilities from Main section		(78)
Balance at end of year	£ 6,886	£ 8,340	£ 6,715